Gains (losses) from operating activities in the statement of income, included according to their nature (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Amounts recovered from insurance	$ 210	$ 347
Total	19,552	26,893	$ 18,218
Other Incomes [Member]
Statement [Line Items]
Discounts obtained from suppliers	896	665	676
Fines charged to suppliers	83	267	483
Taxes recovered	287	1,487	457
Amounts recovered from insurance	1,811	14,861	492
Overestimate of provisions for third-party obligations	293	118	983
Sale of assets classified as properties, plant and equipment	1,923	1,626	2,422
Sale of mining rights	8,796	5,852	5,298
Easements, pipelines and roads	4,949	1,619	7,204
Refunds for mining patents and notarial expenses	198	85	203
Others	$ 316	$ 313	$ 0